Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net operating loss carry-forwards	$ 12.8	$ 11.4
Federal net operating loss carryforward	$ 9.5	$ 3.3